Document And Entity Information	Feb. 02, 2024
Document Information Line Items
Entity Registrant Name	TAITRON COMPONENTS INCORPORATED
Trading Symbol	TAIT
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000942126
Document Period End Date	Feb. 02, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	CA
Entity File Number	0-25844
Entity Tax Identification Number	95-4249240
Entity Address, Address Line One	28040 WEST HARRISON PARKWAY
Entity Address, City or Town	VALENCIA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91355
City Area Code	(661)
Local Phone Number	257-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Security Exchange Name	NASDAQ